SHARE-BASED COMPENSATION - Schedule of total expensed for share based payment plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 9,251	$ 6,392	$ 9,056
Non-executive directors' remuneration
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	246	234	288
Employee options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	1,654	2,156	3,975
Long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	4,006	3,528	4,793
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 3,345	$ 474	$ 0